SUPPLEMENT DATED OCTOBER 14, 2015
to

PROSPECTUS DATED MAY 1, 2001
 FOR COMPASS 2 NY

PROSPECTUS DATED MAY 1, 2003
 FOR COMPASS 3 NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT B

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective April 29, 2016, the name of the following investment option will be changed:

Current Name	New Name

MFS® Money Market Portfolio	MFS® U.S. Government Money Market Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.